Consolidated statements of financial position - USD ($)	Jul. 31, 2022	Oct. 31, 2021
Current assets
Cash and cash equivalents	$ 649,026,466	$ 596,858,298
Accounts receivable	5,267,403	4,072,701
Other receivables	4,220,123	973,145
Prepayments and deposits	93,722,271	8,585,224
Inventory	5,900,931	1,259,581
Current assets	758,137,194	611,748,949
Non-current assets
Plant and equipment	89,753,260	26,389,463
Right-of-use assets	54,912,574	27,009,760
Other non-current assets	2,109,568	0
Non-current assets	146,775,402	53,399,223
Total assets	904,912,596	665,148,172
Current liabilities
Accounts payable and accrued liabilities	38,458,692	18,701,116
Lease liabilities	5,478,799	2,868,795
Loans payable	7,495	7,752
Current liabilities	43,944,986	21,577,663
Non-current liabilities
Lease liabilities	51,486,271	26,496,074
Loans payable	26,335	31,996
Total Convertible Debt at end of period	284,853,896	100,877,838
Warrants	0	82,109,334
Restoration provisions	434,489	334,233
Non-current liabilities	336,800,991	209,849,475
Total liabilities	380,745,977	231,427,138
Shareholders' equity
Share capital	768,608,594	672,079,154
Contributed surplus	16,238,257	3,026,721
Accumulated deficit	(260,647,570)	(241,088,229)
Accumulated other comprehensive loss	(296,612)	(296,612)
Equity attributable to owners of parent	523,902,669	433,721,034
Net assets attributable to non-controlling interest	263,950	0
Shareholders' equity	524,166,619	433,721,034
Liabilities and shareholders' equity	$ 904,912,596	$ 665,148,172